Financial Instruments - Summary of Foreign Exchange Risk Factor (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ 3,524.6	$ 1,946.0
Liabilities	5,650.9	$ 813.6
BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	384.8
Liabilities	(358.4)
Net impact	$ 26.4
Exchange rate considered	5.1967
BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (83.4)
BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(275.0)
BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	89.5
BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	295.3
-50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	193.0
Liabilities	(179.7)
Net impact	$ 13.3
Exchange rate considered	2.5900
-50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (41.8)
-50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(137.9)
-50% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	44.9
-50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	148.1
-25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	97.1
Liabilities	(90.5)
Net impact	$ 6.6
Exchange rate considered	3.8850
-25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (21.1)
-25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(69.4)
-25% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	22.6
-25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	74.5
Probable scenario [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	1.2
Liabilities	$ (1.2)
Exchange rate considered	5.1800
Probable scenario [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (0.3)
Probable scenario [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(0.9)
Probable scenario [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	0.3
Probable scenario [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	0.9
+25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(94.6)
Liabilities	88.1
Net impact	$ (6.5)
Exchange rate considered	6.4750
+25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 20.5
+25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	67.6
+25% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(22.0)
+25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(72.6)
+50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(190.6)
Liabilities	177.5
Net impact	$ (13.1)
Exchange rate considered	7.7700
+50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 41.3
+50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	136.2
+50% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(44.4)
+50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ (146.2)